Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$ 300	$ 309,468
Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(1)	300	295,583
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	9	8,786
Total Asset-Backed Securities (identified cost $618,429)		$ 613,837

Commercial Mortgage-Backed Securities — 2.2%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$ 422	$ 446,523
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	684,782
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625	629,274
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,316,998
Total Commercial Mortgage-Backed Securities (identified cost $3,008,691)		$ 3,077,577

Corporate Bonds — 25.2%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.7%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$ 100	$ 128,763
Dow Chemical Co. (The), 4.375%, 11/15/42	100	98,063
Ecolab, Inc., 4.35%, 12/8/21	122	125,725
LYB International Finance BV, 5.25%, 7/15/43	100	102,479
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	198,243
Sherwin-Williams Co. (The), 4.20%, 1/15/22(2)	300	306,467
		$ 959,740
Communications — 4.1%
AT&T, Inc.:
3.90%, 3/11/24	$ 200	$210,063
4.00%, 1/15/22	290	301,568
4.90%, 6/15/42	200	223,839
5.375%, 10/15/41	100	114,523
5.45%, 3/1/47	1,000	1,205,261
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	$ 500	$ 539,609
Comcast Corp., 3.125%, 7/15/22	100	103,237
Discovery Communications, LLC, 4.125%, 5/15/29	200	194,273
NBCUniversal Media, LLC:
2.875%, 1/15/23	100	103,035
4.45%, 1/15/43	200	254,912
Rogers Communications, Inc., 3.625%, 12/15/25	1,000	1,060,420
Verizon Communications, Inc., 5.15%, 9/15/23	300	333,998
Walt Disney Co. (The), 5.40%, 10/1/43	100	133,915
WPP Finance 2010, 3.75%, 9/19/24	1,000	1,018,366
		$5,797,019
Consumer, Cyclical — 1.5%
Cintas Corp. No. 2, 3.25%, 6/1/22	$ 350	$341,464
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	200	197,000
General Motors Co., 5.00%, 4/1/35	1,000	754,384
Lowe's Cos., Inc., 3.875%, 9/15/23	100	101,877
McDonald's Corp., 3.60%, 7/1/30	300	314,851
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250	356,259
		$2,065,835
Consumer, Non-cyclical — 3.5%
AbbVie, Inc.:
2.90%, 11/6/22	$ 200	$202,586
3.20%, 11/21/29(1)	300	307,913
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	349,759
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	98,914
4.625%, 2/1/44	1,000	1,054,449
CVS Health Corp., 4.30%, 3/25/28	500	532,052
CVS Pass-Through Trust, 6.036%, 12/10/28	72	78,158
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75	75,009
Equifax, Inc., 3.30%, 12/15/22	450	457,396
Gilead Sciences, Inc., 3.70%, 4/1/24	100	105,070
Kroger Co. (The), 3.85%, 8/1/23	100	107,064
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100	103,709
Molson Coors Brewing Co., 5.00%, 5/1/42	100	97,499
Pfizer, Inc., 4.40%, 5/15/44	1,000	1,229,580
Tyson Foods, Inc., 3.95%, 8/15/24	100	107,263
Zoetis, Inc., 4.70%, 2/1/43	100	113,052
		$5,019,473
Energy — 3.6%
BP Capital Markets PLC, 2.50%, 11/6/22	$ 500	$495,751

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy (continued)
CNOOC Curtis Funding No. 1 Pty., Ltd., 4.50%, 10/3/23(1)	$ 100	$ 107,589
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	132,542
HollyFrontier Corp., 5.875%, 4/1/26	1,000	868,678
Shell International Finance BV:
2.25%, 1/6/23	200	200,836
4.125%, 5/11/35	1,350	1,552,742
4.55%, 8/12/43	100	117,634
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(1)	400	393,376
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	1,072,752
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	98,475
		$5,040,375
Financial — 5.8%
American International Group, Inc., 4.875%, 6/1/22	$ 250	$258,673
Australia & New Zealand Banking Group, Ltd., 4.875%, 1/12/21(1)	800	810,773
Bank of America Corp., 4.125%, 1/22/24	300	320,406
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200	208,973
4.30%, 5/15/43	1,000	1,196,588
Boston Properties, L.P., 3.85%, 2/1/23	100	101,170
Capital One Bank, 3.375%, 2/15/23	200	195,934
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(3)	500	531,370
5.50%, 9/13/25	80	89,038
Discover Financial Services, 3.85%, 11/21/22	200	204,357
ERP Operating, L.P., 4.625%, 12/15/21	100	102,269
Excalibur One 77B, LLC, 1.492%, 1/1/25	18	18,581
General Electric Co., 4.625%, 1/7/21	100	100,976
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	525,291
JPMorgan Chase & Co.:
3.375%, 5/1/23	700	731,432
4.50%, 1/24/22	400	418,050
MetLife, Inc., 4.875%, 11/13/43	100	115,484
Morgan Stanley:
4.10%, 5/22/23	500	518,521
5.00%, 11/24/25	150	166,097
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	1,049,911
SunTrust Banks, Inc., 2.90%, 3/3/21	200	200,511
Wells Fargo & Co., 2.625%, 7/22/22	400	405,213
		$8,269,618
Industrial — 2.8%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$ 540	$530,142
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Carrier Global Corp., 3.577%, 4/5/50(1)	$ 375	$ 338,764
Cummins, Inc., 4.875%, 10/1/43	100	118,666
Deere & Co., 6.55%, 10/1/28	250	314,051
GATX Corp., 4.85%, 6/1/21	900	924,685
General Electric Co., 3.375%, 3/11/24	400	408,540
Parker-Hannifin Corp., 3.25%, 3/1/27	200	201,985
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650	650,849
United Parcel Service, Inc., 6.20%, 1/15/38	250	326,582
United Technologies Corp., 4.50%, 6/1/42	100	116,639
		$3,930,903
Technology — 2.0%
Apple, Inc., 3.85%, 5/4/43	$ 1,100	$1,307,252
Broadcom Corp. / Broadcom Cayman Finance, Ltd.:
3.125%, 1/15/25	200	192,118
3.875%, 1/15/27	500	477,754
Dell International, LLC / EMC Corp., 5.30%, 10/1/29(1)	250	243,707
International Business Machines Corp., 3.625%, 2/12/24	100	106,872
Lam Research Corp., 3.75%, 3/15/26	325	345,528
NetApp, Inc., 3.25%, 12/15/22	100	100,717
		$2,773,948
Utilities — 1.2%
Duke Energy Corp., 3.15%, 8/15/27	$ 500	$493,624
PacifiCorp, 4.10%, 2/1/42	100	99,949
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	1,102,178
		$1,695,751
Total Corporate Bonds (identified cost $33,853,353)		$35,552,662

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45	$ 500	$ 565,500
Province of Ontario Canada, 2.45%, 6/29/22	400	415,329
Province of Quebec Canada, 2.625%, 2/13/23	75	79,159
Total Sovereign Government Bonds (identified cost $972,120)		$ 1,059,988

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York, NY, 3.60%, 8/1/28	$ 1,000	$ 1,079,080
Total Taxable Municipal Obligations (identified cost $991,721)		$ 1,079,080

U.S. Government Agencies and Instrumentalities — 2.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
1.625%, 9/29/20	$ 1,000	$ 1,005,411
6.75%, 3/15/31	1,300	2,026,101
Federal National Mortgage Association:
2.00%, 1/5/22	400	411,449
2.125%, 4/24/26	300	323,194
Total U.S. Government Agencies and Instrumentalities (identified cost $3,376,267)		$ 3,766,155

U.S. Government Agency Mortgage-Backed Securities — 26.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2035	$ 2,622	$ 2,729,369
3.00%, with maturity at 1/1/43	811	859,563
3.50%, with various maturities to 2048	1,523	1,624,311
4.00%, with various maturities to 2048	1,033	1,108,386
4.50%, with various maturities to 2044	1,345	1,471,112
5.00%, with various maturities to 2040	905	1,008,013
6.00%, with various maturities to 2040	68	78,962
6.50%, with maturity at 10/1/37	14	15,840
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,902	3,022,180
3.00%, with various maturities to 2049	6,620	7,003,076
3.50%, with various maturities to 2049	7,528	8,025,339
3.933%, (1 yr. USD LIBOR + 1.723%) with maturity at 9/1/38(4)	156	163,425
4.00%, with various maturities to 2047	3,889	4,191,236
4.50%, with various maturities to 2044	2,092	2,287,943
5.00%, with various maturities to 2034	99	109,635
5.50%, with various maturities to 2038	441	501,074
6.00%, with various maturities to 2038	424	493,711
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.50%, with various maturities to 2036	$ 82	$ 91,696
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,061	1,152,142
4.50%, with maturity at 7/20/33	122	131,912
5.00%, with various maturities to 2039	481	538,654
5.50%, with maturity at 7/20/34	55	61,522
6.00%, with various maturities to 2038	355	409,666
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $35,576,909)		$ 37,078,767

U.S. Treasury Obligations — 39.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.50%, 2/15/30(2)	$ 1,400	$ 1,509,457
2.25%, 8/15/49(2)	650	791,020
2.50%, 2/15/45	1,000	1,249,180
3.00%, 5/15/42	1,000	1,342,813
3.00%, 5/15/47	1,000	1,382,734
3.125%, 11/15/41	1,000	1,365,937
3.125%, 8/15/44	1,600	2,206,187
3.125%, 5/15/48	750	1,063,652
3.75%, 11/15/43	1,045	1,571,582
3.875%, 8/15/40	500	750,410
4.375%, 5/15/41	1,200	1,925,250
6.25%, 8/15/23	1,000	1,200,430
8.00%, 11/15/21	1,000	1,126,465
8.125%, 5/15/21	1,000	1,090,352
U.S. Treasury Notes:
1.625%, 11/15/22	2,500	2,588,818
1.75%, 5/15/22	1,600	1,652,250
1.875%, 7/31/22	1,250	1,296,729
1.875%, 7/31/26	1,100	1,193,500
2.00%, 2/15/22	2,000	2,066,602
2.00%, 2/15/25	1,500	1,616,953
2.125%, 8/15/21	150	153,993
2.125%, 9/30/24	2,750	2,966,992
2.25%, 3/31/21	200	204,207
2.25%, 11/15/24	2,000	2,172,422
2.25%, 3/31/26	1,000	1,103,984
2.25%, 2/15/27	2,100	2,343,551
2.25%, 11/15/27	1,750	1,969,092
2.625%, 8/15/20	1,500	1,514,355
2.625%, 11/15/20	3,000	3,046,465

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.625%, 6/30/23	$ 600	$ 645,211
2.625%, 2/15/29	1,000	1,169,531
2.75%, 11/15/23	1,000	1,087,461
2.75%, 2/15/24	3,000	3,280,781
3.125%, 5/15/21	3,500	3,617,988
3.125%, 11/15/28	800	966,313
3.625%, 2/15/21	1,000	1,030,957
Total U.S. Treasury Obligations (identified cost $49,546,166)		$ 56,263,624

Short-Term Investments — 1.9%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(5)	2,627,046	$ 2,627,046
Total Short-Term Investments (identified cost $2,627,046)		$ 2,627,046
Total Investments — 99.9% (identified cost $130,570,702)		$141,118,736
Other Assets, Less Liabilities — 0.1%		$ 113,007
Net Assets — 100.0%		$141,231,743

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,988,792, which represents 2.1% of the net assets of the Fund as of March 31, 2020.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $2,557,869 and the total market value of the collateral received by the Fund was $2,627,046, comprised of cash.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at March 31, 2020.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$613,837	$—	$613,837
Commercial Mortgage-Backed Securities	—	3,077,577	—	3,077,577
Corporate Bonds	—	35,552,662	—	35,552,662
Sovereign Government Bonds	—	1,059,988	—	1,059,988
Taxable Municipal Obligations	—	1,079,080	—	1,079,080
U.S. Government Agencies and Instrumentalities	—	3,766,155	—	3,766,155
U.S. Government Agency Mortgage-Backed Securities	—	37,078,767	—	37,078,767
U.S. Treasury Obligations	—	56,263,624	—	56,263,624

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,627,046	$ —	$ —	$2,627,046
Total Investments	$2,627,046	$138,491,690	$ —	$141,118,736
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.